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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (check only one):          [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lens Investment Management LLC
Address:   45 Exchange Street
           Portland, Maine 04101


13F File Number: 98-071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen C. Lowell
Title:     Chief Operating Officer
Phone:     (207)775-4296

Signature, Place, and Date of Signing:

/s/ Karen C. Lowell               Portland, Maine
--------------------------------- November 8, 1999



58531.0006

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number      Name

28-____________      _______________________________________

28-____________      _______________________________________

28-____________      _______________________________________

           [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  1
                                          -------------------

Form 13F Information Table Entry Total:            10
                                          -------------------

Form 13F Information Table Value Total:         $31,498
                                          -------------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                  13F File Number                Name

1                    28-6420                        Soros Fund Management LLC

                           FORM 13F INFORMATION TABLE

------------------------------------------- ----------------- --------------------- ------------------------ ----------------------
COLUMN 1                                    COLUMN 2          COLUMN 3              Column 4                 Column 5
Name of Issuer                              Title of Class    Cusip                 Value                    Shares (Sh) or
                                                                                    (x$1000)                 Prin Amt (Prn) and
                                                                                                             Put/Call
------------------------------------------- ----------------- --------------------- ------------------------ ----------------------
ASHLAND INC                                 COM               044204 10 5           5060                     150480SH
------------------------------------------- ----------------- --------------------- ------------------------ ----------------------
JUNO LTG INC                                COM               482047 10 7           314                      26291 SH
------------------------------------------- ----------------- --------------------- ------------------------ ----------------------
JUNO LTG INC                                COM               482047 10 7           389                      32583 SH
------------------------------------------- ----------------- --------------------- ------------------------ ----------------------
TEMPLE INLAND INC                           COM               879868 10 7           3239                     53104 SH
------------------------------------------- ----------------- --------------------- ------------------------ ----------------------
THERMOELECTRON                              COM               883556 10 2           5600                     416762 SH
------------------------------------------- ----------------- --------------------- ------------------------ ----------------------
SENSORMATIC ELECTRONICS                     COM               817265 10 1           9041                     712635 SH
------------------------------------------- ----------------- --------------------- ------------------------ ----------------------
SENSORMATIC ELECTRONICS                     COM               817265 60 6           7                        557 SH
------------------------------------------- ----------------- --------------------- ------------------------ ----------------------
SENSORMATIC ELECTRONICS                     PFD               817265 20 0           144                      7375 SH
------------------------------------------- ----------------- --------------------- ------------------------ ----------------------
PIONEER GROUP INC                           COM               723684 10 6           7486                     499073 SH
------------------------------------------- ----------------- --------------------- ------------------------ ----------------------
THERMEDICS INC.                             COM               883901 10 0           218                      29500 SH
------------------------------------------- ----------------- --------------------- ------------------------ ----------------------

Table continued...

------------------------------------------- ------------------------- ------------------------- -------------------------
COLUMN 1                                    Column 6                  Column 7                  Column 8
Name of Issuer                              Investment Discretion     Other Managers            Voting Authority
                                                                                                Sole/Shared/None

------------------------------------------- ------------------------- ------------------------- -------------------------
ASHLAND INC                                 SOLE                                                SOLE
------------------------------------------- ------------------------- ------------------------- -------------------------
JUNO LTG INC                                DEFINED                   28-6420                   SOLE
------------------------------------------- ------------------------- ------------------------- -------------------------
JUNO LTG INC                                SOLE                                                SOLE
------------------------------------------- ------------------------- ------------------------- -------------------------
TEMPLE INLAND INC                           SOLE                                                SOLE
------------------------------------------- ------------------------- ------------------------- -------------------------
THERMOELECTRON                              SOLE                                                SOLE
------------------------------------------- ------------------------- ------------------------- -------------------------
SENSORMATIC ELECTRONICS                     SOLE                                                SOLE
------------------------------------------- ------------------------- ------------------------- -------------------------
SENSORMATIC ELECTRONICS                     SOLE                                                SOLE
------------------------------------------- ------------------------- ------------------------- -------------------------
SENSORMATIC ELECTRONICS                     SOLE                                                SOLE
------------------------------------------- ------------------------- ------------------------- -------------------------
PIONEER GROUP INC                           SOLE                                                SOLE
------------------------------------------- ------------------------- ------------------------- -------------------------
THERMEDICS INC.                             SOLE                                                SOLE
------------------------------------------- ------------------------- ------------------------- -------------------------
